Note 11 - Borrowings	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
11.	BORROWINGS

Short-term borrowings at March 31, 2014 and 2015 consisted of bank overdrafts that bear fixed rate interest. The weighted average rates at March 31, 2014 and 2015 were 0.600% and 0.568%, respectively.

Long-term borrowings as of March 31, 2014 consisted of the following:

Thousands of Yen
2014

Long-term installment payable at various dates through the year ended March 31, 2015. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which was 0.212% as of March 31, 2014. Weighted average interest rate was 0.901% at March 31, 2014.	¥980,000

Less current portion	(980,000)

Long-term borrowings, less current portion	-

Substantially all short-term and long-term bank borrowings are made under agreements which, as is customary in Japan, provide that under certain conditions the bank may require the borrower to provide collateral (or additional collateral) or a guarantor with respect to the borrowings and that the bank may treat any collateral, whether furnished as security for short-term or long-term loans or otherwise, as collateral for all indebtedness to such bank. Also, provisions of certain loan agreements grant certain rights of possession to the lenders in the event of default.  The Company did not provide banks with any collateral for outstanding loans as of March 31, 2015.

The Company entered into bank overdraft agreements with certain Japanese banks for which the unused balance outstanding as of March 31, 2015 was ¥10,750,000 thousand.